Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)(3)	Average Summary Compensation Table Total for non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (1)(2)(3)	Value of Initial Fixed $100 Investment based on: (4)		Net Income (Loss) (in thousands)
Year					TSR	Peer Group TSR

2025	$5,521,205	$1,488,110	$1,393,348	$(418,100)	$35.09	$119.92	$(91,923)
2024	$6,811,849	$2,563,963	$3,137,239	$1,656,663	$52.67	$90.58	$(232,618)
2023	$7,965,955	$6,147,081	$3,116,346	$2,116,864	$48.66	$91.84	$(133,133)
2022	$7,705,953	$(770,559)	$2,443,329	$38,234	$59.68	$88.53	$(55,181)
2021	$5,370,295	$317,342	$2,126,860	$668,412	$91.96	$99.37	$82,631

Named Executive Officers, Footnote	For each year our PEO was Bassil Dahiyat. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2021	2022	2023	2024	2025
John R. Desjarlais	John R. Desjarlais	John R. Desjarlais	John R. Desjarlais	John R. Desjarlais
John J. Kuch	John J. Kuch	John J. Kuch	John J. Kuch	Celia E. Eckert
Celia E. Eckert	Celia E. Eckert	Celia E. Eckert	Celia E. Eckert	Nancy K. Valente
Allen S. Yang	Allen S. Yang	Allen S. Yang	Nancy K. Valente	Bart Jan Cornelissen
		Nancy K. Valente	Bart Jan Cornelissen

Peer Group Issuers, Footnote
(4)“TSR” stands for “total shareholder return.” The Peer Group TSR shown in this table utilizes the Nasdaq Biotechnology (“NBI”) Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	$ 5,521,205	$ 6,811,849	$ 7,965,955	$ 7,705,953	$ 5,370,295
PEO Actually Paid Compensation Amount	$ 1,488,110	2,563,963	6,147,081	(770,559)	317,342
Adjustment To PEO Compensation, Footnote
The following is a summary of the adjustments made to PEO compensation as reported in the SCT to determine PEO CAP. Certain numbers in this table may not sum due to rounding.

Adjustment to Determine Compensation Actually Paid to PEO
2025
Total compensation from SCT	$5,521,205
Deduction for amounts reported under stock awards in SCT	(1,552,892)
Deduction for amounts reported under option awards in SCT	(2,727,018)
Increase in fair value of awards granted during year that remain outstanding and unvested at year-end	4,308,323
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in prior year that were outstanding and unvested at year-end	(2,032,326)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in prior year that vested during the year	(2,029,182)
Compensation actually paid	$1,488,110

Non-PEO NEO Average Total Compensation Amount	$ 1,393,348	3,137,239	3,116,346	2,443,329	2,126,860
Non-PEO NEO Average Compensation Actually Paid Amount	$ (418,100)	1,656,663	2,116,864	38,234	668,412
Adjustment to Non-PEO NEO Compensation Footnote
The following is a summary of the adjustments made to average non-PEO NEO compensation as reported in the SCT to determine average non-PEO NEO CAP. Certain numbers in the following table may not foot due to rounding.

Adjustment to Determine Average Compensation Actually Paid to Non-PEO NEOs
2025
Average total compensation reported in SCT	$1,393,348
Deduction for amounts reported under stock awards in SCT	(260,887)
Deduction for amounts reported under option awards in SCT	(433,198)
Increase in fair value of awards granted during the year that remain outstanding and unvested at year-end	723,799
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior year that were outstanding and unvested at year-end	(641,364)
Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	(361,420)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior year that vested during the year	(838,378)
Compensation actually paid	$(418,100)

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between CAP to our PEO, the average CAP to our non-PEO NEOs, and the Company's and the Company's peers' TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between CAP to our PEO, the average CAP to our non-PEO NEOs, and the Company's and the Company's net loss over the five most recently completed fiscal years.

Total Shareholder Return Amount	$ 35.09	52.67	48.66	59.68	91.96
Peer Group Total Shareholder Return Amount	119.92	90.58	91.84	88.53	99.37
Net Income (Loss)	$ (91,923,000)	$ (232,618,000)	$ (133,133,000)	$ (55,181,000)	$ 82,631,000
PEO Name	Bassil Dahiyat
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K, and therefore use hypothetical values and points in time when pay may not actually have been earned by or delivered to the NEOs. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,552,892)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,308,323
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,032,326)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,029,182)
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,727,018)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(260,887)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	723,799
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(641,364)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(838,378)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(361,420)
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (433,198)